Share-based compensation - Summary of Share allocation of total share-based compensation expenses (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Vesting Period Schedule [Line Items]
Share-based compensation expenses	¥ 0	¥ 0	¥ 12,880,986
Selling and Marketing Expense [Member]
Vesting Period Schedule [Line Items]
Share-based compensation expenses	0	0	10,081,427
General and Administrative Expense [Member]
Vesting Period Schedule [Line Items]
Share-based compensation expenses	0	0	3,388,065
Research and Development Expense [Member]
Vesting Period Schedule [Line Items]
Share-based compensation expenses	¥ 0	¥ 0	¥ (588,506)